Business Combination	3 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Business Combination

NOTE 3 – BUSINESS COMBINATION

On March 15, 2018, the Company consummated the Mergers. Under the Merger Agreement, upon consummation of the Redomestication Merger, (i) each ordinary share of Andina was exchanged for one share of common stock of Holdings (“Holdings Shares”), except that holders of ordinary shares of Andina sold in its initial public offering (“public shares”) were entitled to elect instead to receive a pro rata portion of Andina’s trust account, as provided in Andina’s charter documents, (ii) each Andina right entitled the holder to receive one-seventh of a Holdings Share and (iii) each Andina warrant entitled the holder to purchase one-half of one Holdings Share at a price of $11.50 per whole share. Upon consummation of the Transaction Merger, the Lazydays RV’s stockholders received their pro rata portion of: (i) 2,857,189 Holdings Shares; and (ii) $86,741 in cash, subject to adjustments based on the Predecessor’s finalization of working capital and debt as of closing and also subject to any such Holdings Shares and cash that was issued and paid to the Predecessor’s option holders and participants under the transaction incentive plan (the “Transaction Incentive Plan”).

The Company accounted for the Mergers as a business combination using the purchase method of accounting. As a result, the Company determined its preliminary allocation of the fair value of the assets acquired and the liabilities assumed of the Predecessor as follows:

Cash	$9,188
Receivables	14,768
Inventories	124,354
Prepaid expenses and other	4,055
Property and equipment	73,642
Intangible assets	68,200
Other assets	200
Total assets acquired	294,407

Accounts payable, accrued expenses and other current liabilities	26,527
Floor plan notes payable	95,663
Financing liability	56,000
Deferred tax liability	20,370
Long-term debt	8,781
Total liabilities assumed	207,341

Net assets acquired	$87,066

The fair value of the consideration paid was as follows:

Cash consideration paid	$86,741
Common stock issued to former stockholders, option holders, and bonus receipients of Lazydays RV	29,400
Total consideration	$116,141

The common stock was valued at $10.29 per share, the closing price of Andina’s common stock on the date of the Mergers.

Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed from the Predecessor. Goodwill associated with the Mergers is detailed below:

Total consideration	$116,141
Less net assets acquired	87,066
Goodwill	$29,075

The following table summarizes the Company’s preliminary allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing of the Mergers.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Trade names and trademarks	$30,100	N/A
Customer relationships	9,100	12 years
Manufacturer relationships	29,000	12 Years
Total intangible assets	$68,200

Trade names and trademarks are indefinite-lived assets and are not subject to amortization. The value of trade names, trademarks, and customer relationships was determined utilizing the relief from royalty method. The Company determined the fair value of the manufacturer relationships utilizing a discounted cash flow model.

Direct transaction related costs consist of costs incurred in connection with the Merger Agreement. These costs totaled $2,730 for the period from March 15, 2018 to March 31, 2018 which primarily consisted of the business combination expenses of Andina that were contingent upon the completion of the Mergers. These costs total $381 for the period from January 1, 2018 to March 14, 2018.

The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Mergers had been consummated on January 1, 2017.

	Pro Forma Combined Statements of Income
	For the Three Months Ended March 31,
	2018	2017
Revenue	$177,844	$169,965
Income before income tax expense	$6,111	$5,411
Net income	$4,196	$3,349

The Company adjusted the combined income of Lazydays RV with Andina and adjusted net income to add back business combination expenses as well as the incremental depreciation and amortization associated with the preliminary purchase price allocation to determine pro forma net income.

Goodwill that is deductible for tax purposes was determined to be $6,089.